UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	VANGUARD CALIFORNIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.9%)
ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	1.30%	9/8/2004 LOC	$19,000	$ 19,000
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	1.33%	9/8/2004 LOC	11,000	11,000
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	1.31%	9/8/2004 LOC	35,500	35,500
Alameda-Contra Costa CA School Financing Auth. (Capital Improvement Financing Pooled Project) COP VRDO	1.35%	982/2004 LOC	3,885	3,885
Alvord CA USD TOB VRDO	1.37%	9/8/2004 (1)*	15,650	15,650
Anaheim CA Public Improvement Corp. Lease COP VRDO	1.27%	9/8/2004 (2)	23,580	23,580
California Community College Financing Auth. TRAN	3.00%	6/30/2005 (4)	65,000	65,747
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds TOB VRDO	1.35%	9/8/2004 (3)*	5,505	5,505
California Dept. of Veteran Affairs VRDO	1.32%	9/8/2004	16,855	16,855
California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	1.35%	9/8/2004 *	13,000	13,000
California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	1.35%	9/8/2004 *	8,415	8,415
California Educ. Fac. Auth. Rev. (Pepperdine Univ.) VRDO	1.31%	9/8/2004	4,255	4,255
California Educ. Fac. Auth. Rev. (Stanford Univ.) TOB VRDO	1.33%	9/8/2004 *	11,175	11,175
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.25%	9/8/2004	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.25%	9/8/2004	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.25%	9/8/2004	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	1.30%	9/8/2004 LOC	6,400	6,400
California Educ. Fac. Auth. Rev. (Univ. of Southern California) PUT	1.01%	3/18/2005	13,000	13,000
California GO CP	1.13%	10/1/2004 LOC	3,665	3,665
California GO CP	1.13%	10/6/2004 LOC	33,600	33,600
California GO CP	1.15%	10/14/2004 LOC	17,125	17,125
California GO CP	1.16%	10/15/2004 LOC	22,000	22,000
California GO CP	1.13%	11/8/2004 LOC	23,000	23,000
California GO CP	1.19%	11/9/2004 LOC	14,300	14,300
California GO TOB VRDO	1.40%	9/8/2004 (2)*	19,995	19,995
California GO TOB VRDO	1.33%	9/8/2004 (2)*	5,250	5,250
California GO TOB VRDO	1.35%	9/8/2004 (1)*	18,000	18,000
California GO TOB VRDO	1.35%	9/8/2004 (4)*	24,380	24,380
California GO TOB VRDO	1.36%	9/8/2004 (10)*	23,905	23,905
California GO TOB VRDO	1.37%	9/8/2004 (10)*	4,995	4,995
California GO VRDO	1.32%	9/8/2004 LOC	20,700	20,700
California GO TOB VRDO	1.33%	9/8/2004 (2)*	3,480	3,480
California GO TOB VRDO	1.33%	9/8/2004 (1)*	5,350	5,350
California GO TOB VRDO	1.33%	9/8/2004 (1)*	5,250	5,250
California GO VRDO	1.33%	9/8/2004 LOC	25,600	25,600
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	1.31%	9/8/2004 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	1.32%	9/8/2004 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	1.35%	9/8/2004 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	1.35%	9/8/2004	42,220	42,220
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	1.34%	9/8/2004	55,435	55,435
California Housing Finance Agency Home Mortgage Rev. VRDO	1.33%	9/1/2004 LOC	14,100	14,100
California Housing Finance Agency Home Mortgage Rev. VRDO	1.33%	9/1/2004	29,920	29,920
California Housing Finance Agency Home Mortgage Rev. VRDO	1.45%	9/1/2004 (4)	1,800	1,800
California Housing Finance Agency Home Mortgage Rev. VRDO	1.32%	9/8/2004 (4)	18,000	18,000
California Housing Finance Agency Home Mortgage Rev. VRDO	1.32%	9/8/2004 (1)	1,000	1,000
California Housing Finance Agency Home Mortgage Rev. VRDO	1.32%	9/8/2004 (4)	24,700	24,700
California Housing Finance Agency Home Mortgage Rev. VRDO	1.38%	9/8/2004 (4)	4,600	4,600
California Housing Finance Agency Home Mortgage Rev. VRDO	1.38%	9/8/2004 (4)	4,900	4,900
California Housing Finance Agency Home Mortgage Rev. PUT	1.40%	9/8/2004	60,000	60,000
California Housing Finance Agency Home Mortgage Rev. (Single Family Mortgage) TOB VRDO	1.35%	9/8/2004 *	26,000	26,000
California Housing Finance Agency Home Mortgage Rev. (Single Family Mortgage) TOB VRDO	1.38%	9/8/2004 *	39,000	39,000
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll) TOB VRDO	1.35%	9/8/2004 (2)*	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.17%	2/1/2005	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.17%	2/1/2005	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.17%	2/1/2005	6,000	6,000
California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	1.35%	9/8/2004 *	7,455	7,455
California Infrastructure & Econ. Dev. Bank Rev. VRDO	1.34%	9/1/2004 (2)	16,740	16,740
California School Cash Reserve Program Auth. Pool TRAN	3.00%	7/6/2005 (2)	50,000	50,582
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	1.35%	9/8/2004 (10)*	5,775	5,775
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	1.35%	9/8/2004 (10)*	26,280	26,280
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	1.32%	9/8/2004 (2)*	13,755	13,755
California State Dept. of Water Resources Power Supply Rev. VRDO	1.32%	9/1/2004 LOC	4,300	4,300
California State Dept. of Water Resources Power Supply Rev. VRDO	1.32%	9/8/2004 LOC	54,900	54,900
California State Dept. of Water Resources Power Supply Rev. VRDO	1.32%	9/8/2004 LOC	36,600	36,600
California State Dept. of Water Resources Power Supply Rev. VRDO	1.33%	9/8/2004 (4)	28,300	28,300
California State Dept. of Water Resources Power Supply Rev. VRDO	1.33%	9/8/2004 LOC	18,500	18,500
California State Dept. of Water Resources Power Supply Rev. VRDO	1.33%	9/8/2004 LOC	5,150	5,150
California State Dept. of Water Resources Power Supply Rev. VRDO	1.34%	9/1/2004 LOC	3,000	3,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.40%	9/1/2004 LOC	3,700	3,700
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	1.33%	9/8/2004 *	16,435	16,435
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	1.37%	9/8/2004 (3)*	17,000	17,000
California State Econ. Recovery Bonds TOB VRDO	1.37%	9/8/2004 *	15,000	15,000
California State Econ. Recovery Bonds TOB VRDO	1.37%	9/8/2004 *	25,000	25,000
California State Econ. Recovery Bonds VRDO	1.34%	9/1/2004 LOC	4,500	4,500
California State Econ. Recovery Bonds VRDO	1.34%	9/1/2004 LOC	2,000	2,000
California State Econ. Recovery Bonds VRDO	1.32%	9/8/2004 (10)	5,500	5,500
California State Econ. Recovery Bonds VRDO	1.33%	9/8/2004 (10)	57,000	57,000
\Univ. Institute CP	1.22%	12/10/2004 LOC	5,600	5,600
California State Univ. Rev. Systemwide TOB VRDO	1.32%	9/8/2004 (4)*	3,315	3,315
California State Univ. Rev. Systemwide TOB VRDO	1.35%	9/8/2004 (3)*	8,140	8,140
California Statewide Community Dev. Auth. Multifamily Rev. (Canyon Creek Apartments) VRDO	1.36%	9/8/2004 LOC	28,800	28,800
California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	1.39%	9/8/2004 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev. (Northwest Gateway Apartments) PUT	1.07%	12/15/2004	23,500	23,500
California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	1.39%	9/8/2004 LOC	13,500	13,500
California Statewide Community Dev. Auth. Multifamily Rev. (Wilshire Court Apartments) PUT	1.375%	12/1/2004	32,500	32,500
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	1.27%	9/8/2004 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	1.27%	9/8/2004 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	1.34%	9/8/2004	20,000	20,000
California Statewide Community Dev. Auth. Rev. (San Bernadino) TRAN	3.00%	6/30/2005	40,000	40,460
California Statewide Community Dev. Auth. Rev. (Fresno) TRAN	3.00%	6/30/2005	18,000	18,207
Conejo Valley CA USD TRAN	2.75%	6/30/2005	14,600	14,733
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	1.34%	9/8/2004 LOC	32,500	32,500
Contra Costa CA Water Dist. Rev. TOB VRDO	1.33%	9/8/2004 (4)*	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	1.14%	9/14/2004 LOC	21,000	21,000
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	1.25%	9/14/2004 LOC	5,000	5,000
Dublin San Ramon CA Services Dist. Sewer COP VRDO	1.32%	9/8/2004 (1)	27,535	27,535
East Bay CA Muni. Util. Dist. Water System Rev. CP	1.07%	9/22/2004	6,000	6,000
East Bay CA Muni. Util. Dist. Water System Rev. CP	1.09%	9/22/2004	29,000	29,000
East Bay CA Muni. Util. Dist. WasteWater System Rev. VRDO	1.34%	9/8/2004 (10)	15,500	15,500
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	1.31%	9/8/2004 (4)	25,720	25,720
East Side CA Union High School Dist. TOB VRDO	1.37%	9/8/2004 (1)*	23,640	23,640
Fontana CA USD (School Fac. Bridge Funding Program) COP VRDO	1.32%	9/8/2004 (4)	9,740	9,740
Fresno CA Sewer Rev. VRDO	1.32%	9/8/2004 (3)	27,750	27,750
Fresno County CA TRAN	3.00%	6/30/2005	10,000	10,116
Irvine CA Assessment Dist. Improvement Bonds VRDO	1.32%	9/1/2004 LOC	25,973	25,973
Irvine CA Assessment Dist. Improvement Bonds VRDO	1.33%	9/1/2004 LOC	13,100	13,100
Irvine CA Assessment Dist. Improvement Bonds VRDO	1.33%	9/1/2004 LOC	8,023	8,023
Irvine CA Ranch Water Dist. Rev. VRDO	1.32%	9/1/2004 LOC	13,100	13,100
Irvine CA Ranch Water Dist. Rev. VRDO	1.32%	9/1/2004 LOC	26,400	26,400
Irvine CA Ranch Water Dist. Rev. VRDO	1.33%	9/1/2004 LOC	6,700	6,700
Irvine CA Ranch Water Dist. Rev. VRDO	1.40%	9/1/2004 LOC	16,600	16,600
Irvine CA USD VRDO	1.33%	9/1/2004 LOC	33,800	33,800
Kern County CA (Public Fac.) VRDO	1.32%	9/8/2004 LOC	2,600	2,600
Kern County CA (Public Fac.) VRDO	1.32%	9/8/2004 LOC	2,000	2,000
Kern County CA (Public Fac.) VRDO	1.32%	9/8/2004 LOC	5,500	5,500
Kern County CA (Public Fac.) VRDO	1.32%	9/8/2004 LOC	2,400	2,400
Koch Industries California TOB VRDO	1.37%	9/8/2004 (2)*	20,124	20,124
Long Beach CA Harbor Rev. TOB VRDO	1.36%	9/8/2004 (3)*	6,710	6,710
Long Beach CA Harbor Rev. TOB VRDO	1.39%	9/8/2004 (3)*	2,495	2,495
Long Beach CA Harbor Rev. VRDO	1.32%	9/8/2004 (1)	25,000	25,000
Long Beach CA Harbor Rev. TOB VRDO	1.42%	9/8/2004 (1)*	16,510	16,510
Long Beach CA Water Rev. CP	1.15%	10/6/2004	6,000	6,000
Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Metropolitan Lofts Apartments) VRDO	1.42%	9/8/2004 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	1.31%	9/8/2004 (2)	15,775	15,775
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	1.33%	9/8/2004 (2)	16,500	16,500
Los Angeles CA Dept. of Airports International Airport Rev. PUT	1.15%	11/15/2004 LOC	10,000	10,000
Los Angeles CA Dept. of Airports International Airport Rev. PUT	1.15%	11/15/2004 LOC	14,000	14,000
Los Angeles CA Dept. of Airports International Airport Rev. PUT	1.25%	11/15/2004 LOC	14,000	14,000
Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.36%	9/8/2004 (1)*	8,350	8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.30%	9/8/2004	10,000	10,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.32%	9/8/2004	16,830	16,830
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.32%	9/8/2004	65,800	65,800
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.33%	9/8/2004	24,100	24,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.33%	9/8/2004	58,100	58,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.33%	9/8/2004	37,100	37,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.34%	9/8/2004	6,820	6,820
Los Angeles CA Harbor Dept. CP	1.09%	9/9/2004	10,594	10,594
Los Angeles CA Harbor Dept. CP	1.18%	10/6/2004	10,055	10,055
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	1.39%	9/8/2004 LOC	23,600	23,600
Los Angeles CA TOB PUT	1.15%	10/27/2004 *	15,000	15,000
Los Angeles CA TOB VRDO	1.37%	9/8/2004 *	18,225	18,225
Los Angeles CA USD GO TOB VRDO	1.33%	9/8/2004 (3)*	11,120	11,120
Los Angeles CA USD GO TOB VRDO	1.33%	9/8/2004 (1)*	5,410	5,410
Los Angeles CA USD GO TOB VRDO	1.33%	9/8/2004 (4)*	6,500	6,500
Los Angeles CA USD GO TOB VRDO	1.35%	9/8/2004 (4)*	6,480	6,480
Los Angeles CA USD GO TOB VRDO	1.35%	9/8/2004 (1)*	4,900	4,900
Los Angeles CA USD GO TOB VRDO	1.37%	9/8/2004 (3)*	8,180	8,180
Los Angeles CA USD GO TOB VRDO	1.37%	9/8/2004 (1)*	46,150	46,150
Los Angeles CA USD TRAN	3.00%	9/1/2005	50,000	50,739
Los Angeles CA USD GO TOB VRDO	1.35%	9/8/2004 (4)*	12,910	12,910
Los Angeles CA Wastewater System Rev. PUT	1.15%	12/9/2004 (3)	17,500	17,500
Los Angeles CA Wastewater System Rev. PUT	1.15%	12/9/2004 (3)	9,960	9,960
Los Angeles CA Wastewater System Rev. TOB VRDO	1.35%	9/8/2004 (4)*	5,230	5,230
Los Angeles CA Wastewater System Rev. TOB VRDO	1.35%	9/8/2004 (4)*	8,725	8,725
Los Angeles CA Wastewater System Rev. TOB VRDO	1.35%	9/8/2004 (4)*	11,880	11,880
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. CP	1.07%	9/7/2004 LOC	10,784	10,784
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. CP	1.10%	9/8/2004 LOC	7,000	7,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	1.35%	9/8/2004 (1)*	10,000	10,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	1.30%	9/8/2004 (1)	63,630	63,630
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	1.27%	9/8/2004 (3)	43,100	43,100
Los Angeles County CA Pension Obligations VRDO	1.27%	9/8/2004 (2)	28,480	28,480
Los Angeles County CA Pension Obligations VRDO	1.27%	9/8/2004 (2)	12,900	12,900
Los Angeles County CA TRAN	3.00%	6/30/2005	45,000	45,514
Los Angeles CA TRAN	3.00%	6/30/2005	68,000	68,851
MSR California Public Power Agency Rev. (San Juan Project) VRDO	1.33%	9/1/2004 (1)	24,150	24,150
Metro. Water Dist. of Southern California Rev. VRDO	1.30%	9/8/2004	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	1.30%	9/8/2004	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	1.30%	9/8/2004 (2)	12,830	12,830
Metro. Water Dist. of Southern California Rev. VRDO	1.30%	9/8/2004	18,300	18,300
Metro. Water Dist. of Southern California Rev. VRDO	1.30%	9/8/2004	7,900	7,900
Metro. Water Dist. of Southern California Rev. VRDO	1.32%	9/8/2004	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	1.32%	9/8/2004	2,000	2,000
Metro. Water Dist. of Southern California Rev. VRDO	1.33%	9/8/2004	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	1.33%	9/8/2004	15,000	15,000
Metro. Water Dist. of Southern California Rev. VRDO	1.27%	9/8/2004	53,300	53,300
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	1.33%	9/8/2004 LOC	29,600	29,600
Mt. Diablo CA USD TRAN	2.00%	11/17/2004	22,000	22,043
Mt. Diablo CA USD TOB VRDO	1.35%	9/8/2004 (3)*	8,670	8,670
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.26%	9/1/2004	3,300	3,300
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.37%	9/1/2004	8,100	8,100
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.37%	9/1/2004	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.34%	9/8/2004	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.34%	9/8/2004	10,200	10,200
Northern California Power Agency (Hydroelectric Project) VRDO	1.33%	9/8/2004 (1)	34,250	34,250
Oakland CA TRAN	3.00%	7/27/2005	20,000	20,277
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	1.30%	9/8/2004 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	1.34%	9/8/2004 LOC	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	1.30%	9/8/2004 (2)	35,410	35,410
Orange County CA Sanitation Dist. COP VRDO	1.33%	9/1/2004	13,950	13,950
Orange County CA Sanitation Dist. COP VRDO	1.33%	9/1/2004	3,740	3,740
Orange County CA Water Dist. COP VRDO	1.28%	9/8/2004	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	1.33%	9/8/2004 LOC	10,100	10,100
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	1.32%	9/8/2004 (2)	10,000	10,000
Port of Oakland CA CP	1.12%	10/7/2004 LOC	19,000	19,000
Port of Oakland CA Rev. TOB VRDO	1.35%	9/8/2004 (3)*	3,803	3,803
Port of Oakland CA Rev. TOB VRDO	1.35%	9/8/2004 (3)*	5,850	5,850
Riverside County CA TOB VRDO	1.33%	9/8/2004 (10)*	5,240	5,240
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.35%	9/8/2004 (1)*	2,495	2,495
Sacramento County CA (Administration Center & Courthouse) VRDO	1.32%	9/8/2004 LOC	9,300	9,300
San Bernardino County CA Medical Center COP VRDO	1.28%	9/8/2004 (1)	36,365	36,365
San Bernardino County CA USD COP TOB VRDO	1.30%	9/8/2004 (4)	25,100	25,100
San Diego CA Community College Dist. GO TOB VRDO	1.33%	9/8/2004 (4)*	10,350	10,350
San Diego CA County & School Dist. TRAN	3.25%	6/30/2005	52,600	53,371
San Diego CA Housing Auth. Multifamily Housing Rev. (Broadway Square) PUT	1.15%	11/15/2004	29,500	29,500
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	1.39%	9/8/2004 LOC	32,440	32,440
San Diego CA USD TOB VRDO	1.33%	9/8/2004 (3)*	5,635	5,635
San Diego CA USD TOB VRDO	1.33%	9/8/2004 (3)*	3,150	3,150
San Diego CA USD TOB VRDO	1.35%	9/8/2004 (3)*	2,485	2,485
San Diego CA USD TRAN	3.00%	6/30/2005	53,200	53,863
San Diego County CA Water Auth. CP	1.15%	9/9/2004	9,100	9,100
San Diego County CA Water Auth. CP	1.15%	9/22/2004	16,600	16,600
San Diego County CA Water Auth. CP	1.12%	11/8/2004	11,500	11,500
San Diego County CA Water Auth. CP	1.30%	12/8/2004	8,000	8,000
San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	1.33%	9/8/2004 (3)*	2,745	2,745
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	1.28%	9/8/2004 (2)	32,100	32,100
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	1.30%	9/8/2004 (2)	45,800	45,800
San Francisco CA City & County International Airport Rev. TOB VRDO	1.37%	9/8/2004 (3)*	10,190	10,190
San Francisco CA City & County Multifamily Housing Rev. (City Heights Apartments) VRDO	1.36%	9/8/2004 LOC	4,000	4,000
San Francisco County CA Transp. Auth. CP	1.20%	12/9/2004	9,000	9,000
San Francisco County CA Transp. Auth. CP	1.20%	12/10/2004	10,250	10,250
San Jose CA Financing Auth. Lease Rev. CP	1.13%	10/4/2004 LOC	6,122	6,122
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	1.27%	9/8/2004 (3)	3,700	3,700
Santa Barbara County CA TRAN	3.00%	7/26/2005	16,300	16,508
Santa Rosa CA Waste Water Rev. VRDO	1.35%	9/8/2004 LOC	14,000	14,000
South Coast CA Local Educ. Agencies TRAN	3.00%	6/30/2005	9,500	9,619
Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	1.38%	9/8/2004 *	32,820	32,820
Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	1.38%	9/8/2004 *	16,795	16,795
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	1.34%	9/8/2004	15,000	15,000
Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	1.28%	9/8/2004 (2)	18,870	18,870
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.28%	9/8/2004 (2)LOC	10,900	10,900
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.31%	9/8/2004 (4)	45,465	45,465
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.32%	9/8/2004 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.32%	9/8/2004 (4)	6,595	6,595
Torrance CA Hospital Rev. (Torrance Memorial Medical Center) VRDO	1.34%	9/8/2004 LOC	3,000	3,000
Univ. of California Regents CP	1.08%	9/1/2004	6,000	6,000
Univ. of California Regents CP	0.94%	9/10/2004	10,400	10,400
Univ. of California Regents CP	1.12%	10/1/2004	15,500	15,500
Univ. of California Regents CP	1.25%	10/12/2004	16,100	16,100
Univ. of California Regents CP	1.20%	12/9/2004	18,500	18,500
Univ. of California Rev. TOB VRDO	1.33%	9/8/2004 (2)*	11,490	11,490
Univ. of California Rev. TOB VRDO	1.35%	9/8/2004 (4)*	2,645	2,645
Univ. of California Rev. TOB VRDO	1.35%	9/8/2004 (2)*	10,055	10,055
Ventura County CA TRAN	3.00%	7/1/2005	40,000	40,458
Vernon CA Electric System Rev. (Malburg Project) VRDO	1.31%	9/8/2004 LOC	18,750	18,750
Wateruse Financial Auth. of California VRDO	1.32%	9/8/2004 (4)	59,205	59,205
Outside California:
Puerto Rico Electric Power Auth. Rev. TOB VRDO	1.35%	9/8/2004 (1)*	1,500	1,500
Puerto Rico GO TOB VRDO	1.32%	9/8/2004 (3)*	14,655	14,655
Puerto Rico GO TOB VRDO	1.35%	9/8/2004 (4)*	16,680	16,680
Puerto Rico GO TOB VRDO	1.35%	9/8/2004 (1)*	24,995	24,995
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	1,500	1,500
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	1.31%	9/8/2004 (ETM)*	20,700	20,700
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	1.32%	9/8/2004 (10)*	11,390	11,390

TOTAL MUNICIPAL BONDS
(Cost $4,586,201)				4,586,201

OTHER ASSETS AND LIABILITIES-NET (-0.9%)				(42,968)

NET ASSETS (100.0%)				$ 4,543,233

*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of these securities was $867,022,000, representing 19.1% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate. GAN — Grant Anticipation Note. GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.